Stock-Based Compensation Plans - Additional Information (Detail) - NSRs [Member] shares in Thousands	9 Months Ended
Sep. 30, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price	$ 18.59
Weighted average exercise price of shares exercised	$ 9.48
Number of units exercised | shares	42